Variable Interest Entities and Securitizations - Summary of the Assets and Liabilities of the Company's Consolidated Variable Interest Entities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Restricted cash	$ 179,764	$ 322,091
Loans held for investment, at fair value	907,998	1,031,328
TOTAL ASSETS	20,872,655	21,788,946	$ 17,473,006	$ 17,010,299
LIABILITIES
Nonrecourse debt, at fair value	7,343,177	6,111,242
TOTAL LIABILITIES	20,467,814	20,705,936
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	173,714	311,652
Loans held for investment, at fair value	7,340,528	6,099,607
Other assets, net	75,977	67,593
TOTAL ASSETS	7,590,219	6,478,852
LIABILITIES
Nonrecourse debt, at fair value	7,175,857	5,857,069
Payables and other liabilities	757	428
TOTAL LIABILITIES	7,176,614	5,857,497
Variable Interest Entity, Primary Beneficiary | Asset and Liabilities of Consolidated V I E
ASSETS
Restricted cash	173,714	311,652
Loans held for investment, at fair value	7,340,528	6,099,607
Other assets, net	75,977	67,593
TOTAL ASSETS	7,590,219	6,478,852
LIABILITIES
Nonrecourse debt, at fair value	7,479,918	6,088,298
Payables and other liabilities	757	428
TOTAL LIABILITIES	7,480,675	6,088,726
Retained bonds and beneficial interests eliminated in consolidation	(304,061)	(231,229)
TOTAL CONSOLIDATED LIABILITIES	$ 7,176,614	$ 5,857,497